Accounts payable - Schedule of Accounts Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Financial liabilities	$ 784,533	$ 693,099	$ 437,238
Advance payments from clients	108,853	70,215	66,676
Interest payable	87,168	69,917	58,499
Direct employee benefits	46,674	34,706	24,210
Others suppliers	26,864	182,387	23,257
Others	11,977	35,602	27,366
Total	$ 1,066,069	$ 1,085,926	$ 637,246